COMPANY’S OPERATIONS	9 Months Ended
Sep. 30, 2021
COMPANY’S OPERATIONS

1.	COMPANY’S OPERATIONS

BRF S.A. (“BRF”) and its subsidiaries (collectively the “Company”) is a publicly traded company, listed on the segment Novo Mercado of Brasil, Bolsa, Balcão (“B3”), under the ticker BRFS3, and listed on the New York Stock Exchange (“NYSE”), under the ticker BRFS. The Company’s registered office is at Rua Jorge Tzachel, nº 475, Bairro Fazenda, Itajaí - Santa Catarina and the main business office is in the city of São Paulo.

BRF is a Brazilian multinational company, with global presence, which owns a comprehensive portfolio of products, and it is one of the world’s largest companies of food products. The Company operates by raising, producing and slaughtering poultry and pork for processing, production and sale of fresh meat, processed products, pasta, margarine and others.

The Company holds as main brands Sadia, Perdigão, Qualy, Chester®, Kidelli, Perdix and Banvit, present mainly in Brazil, Turkey and Middle Eastern countries.

1.1.	Equity interest

Schedule of equity interest

				% equity interest
Entity		Main activity	Country (1)	09.30.21	12.31.20
BRF GmbH		Holding	Austria	100.00	100.00
BRF Foods LLC	(g)	Import, industrialization and commercialization of products	Russia	99.99	99.90
BRF Global Company Nigeria Ltd.		Marketing and logistics services	Nigeria	99.00	99.00
BRF Global Company South Africa Proprietary Ltd.		Administrative, marketing and logistics services	South Africa	100.00	100.00
BRF Global Company Nigeria Ltd.		Marketing and logistics services	Nigeria	1.00	1.00
BRF Global GmbH		Holding and trading	Austria	100.00	100.00
BRF Foods LLC	(h)	Import, industrialization and commercialization of products	Russia	0.01	0.10
BRF Japan KK		Marketing and logistics services, import, export, industrialization and commercialization of products	Japan	100.00	100.00
BRF Korea LLC		Marketing and logistics services	Korea	100.00	100.00
BRF Shanghai Management Consulting Co. Ltd.		Provision of consultancy and marketing services	China	100.00	100.00
BRF Shanghai Trading Co. Ltd.		Import, export and commercialization of products	China	100.00	100.00
BRF Singapore Foods PTE Ltd.		Administrative, marketing and logistics services	Singapore	100.00	100.00
Eclipse Holding Cöoperatief U.A.		Holding	The Netherlands	99.99	99.99
Buenos Aires Fortune S.A.		Holding	Argentina	4.36	4.36
Eclipse Latam Holdings		Holding	Spain	100.00	100.00
Buenos Aires Fortune S.A.		Holding	Argentina	95.64	95.64
Perdigão Europe Lda.		Import, export of products and administrative services	Portugal	100.00	100.00
Perdigão International Ltd.	(d)	Import and export of products	Cayman Island	-	100.00
ProudFood Lda.		Import and commercialization of products	Angola	90.00	90.00
Sadia Chile S.A.		Import, export and commercialization of products	Chile	40.00	40.00
Wellax Food Logistics C.P.A.S.U. Lda.		Import, commercialization of products and administrative services	Portugal	100.00	100.00
BRF Austria GmbH	(o)	Holding	Austria	100.00	100.00
One Foods Holdings Ltd.		Holding	UAE	100.00	100.00
Al-Wafi Food Products Factory LLC		Import, export, industrialization and commercialization of products	UAE	49.00	49.00
Badi Ltd.		Holding	UAE	100.00	100.00
Al-Wafi Al-Takamol International for Foods Products		Import and commercialization of products	Saudi Arabia	100.00	100.00
Joody Al Sharqiya Food Production Factory LLC	(b)	Import and commercialization of products	Saudi Arabia	100.00	-
BRF Al Yasra Food K.S.C.C. ("BRF AFC")	(c)	Import, commercialization and distribution of products	Kuwait	100.00	75.00
BRF Foods GmbH		Industrialization, import and commercialization of products	Austria	100.00	100.00
Al Khan Foodstuff LLC ("AKF")		Import, commercialization and distribution of products	Oman	70.00	70.00
FFQ GmbH	(e)	Industrialization, import and commercialization of products	Austria	-	100.00
TBQ Foods GmbH		Holding	Austria	60.00	60.00
Banvit Bandirma Vitaminli		Import, industrialization and commercialization of products	Turkey	91.71	91.71
Banvit Enerji ve Elektrik ÜretimLtd. Sti.	(a)	Generation and commercialization of electric energy	Turkey	100.00	100.00
Banvit Foods SRL	(f)	Industrialization of grains and animal feed	Romania	-	0.01
Nutrinvestments BV		Holding	The Netherlands	100.00	100.00
Banvit ME FZE		Marketing and logistics services	UAE	100.00	100.00
Banvit Foods SRL	(f)	Industrialization of grains and animal feed	Romania	-	99.99
One Foods Malaysia SDN. BHD.		Marketing and logistics services	Malaysia	100.00	100.00
Federal Foods LLC		Import, commercialization and distribution of products	UAE	49.00	49.00
Federal Foods Qatar		Import, commercialization and distribution of products	Qatar	49.00	49.00
BRF Hong Kong LLC	(a)	Import, commercialization and distribution of products	Hong Kong	100.00	100.00
Eclipse Holding Cöoperatief U.A.		Holding	The Netherlands	0.01	0.01
Establecimiento Levino Zaccardi y Cia. S.A.	(a)	Industrialization and commercialization of dairy products	Argentina	99.99	99.99
BRF Energia S.A.		Commercialization of eletric energy	Brazil	100.00	100.00
BRF Pet S.A.		Industrialization, commercialization and distribution of feed and nutrients for animals	Brazil	100.00	100.00
Affinity Petcare Brasil Participações Ltda.	(n)	Holding	Brazil	100.00	-
Mogiana Alimentos S.A.	(l)	Manufacturing, distribution and sale of Pet Food products	Brazil	50.00	-
Gewinner Participações Ltda.	(j)	Industrialization, distribution and sale of feed and nutrients for animals	Brazil	100.00	-
Hecosul Alimentos Ltda.	(j)	Manufacturing and sale of animal feed	Brazil	100.00	-
Hercosul Distribuição Ltda.	(j)	Import, export, wholesale and retail sale of food products for animals	Brazil	100.00	-
Hercosul Soluções em Transportes Ltda.	(j)	Road freight	Brazil	100.00	-
Hercosul International S.R.L.	(j)	Manufacturing, export, import and sale of feed and nutrients for animals	Paraguay	99.00	-
Paraguassu Participações S.A.	(m)	Holding	Brazil	100.00	-
Mogiana Alimentos S.A.	(l)	Manufacturing, distribution and sale of Pet Food products	Brazil	50.00	-
Hercosul International S.R.L.	(k)	Manufacturing, export, import and sale of feed and nutrients for animals	Paraguay	1.00	-
PP-BIO Administração de bem próprio S.A.	(i)	Management of assets	Brazil	-	33.33
PR-SAD Administração de bem próprio S.A.		Management of assets	Brazil	33.33	33.33
ProudFood Lda.		Import and commercialization of products	Angola	10.00	10.00
PSA Laboratório Veterinário Ltda.		Veterinary activities	Brazil	99.99	99.99
Sino dos Alpes Alimentos Ltda.	(a)	Industrialization and commercialization of products	Brazil	99.99	99.99
Sadia Alimentos S.A.		Holding	Argentina	43.10	43.10
Sadia Chile S.A.		Import, export and commercialization of products	Chile	60.00	60.00
Sadia International Ltd.	(l)	Import and commercialization of products	Cayman Island	-	100.00
Sadia Uruguay S.A.		Import and commercialization of products	Uruguay	100.00	100.00
Sadia Alimentos S.A.		Holding	Argentina	56.90	56.90
Vip S.A. Empreendimentos e Participações Imobiliárias		Commercialization of owned real state	Brazil	100.00	100.00
Establecimiento Levino Zaccardi y Cia. S.A.	(a)	Industrialization and commercialization of dairy products	Argentina	0.01	0.01
PSA Laboratório Veterinário Ltda.		Veterinary activities	Brazil	0.01	0.01
Sino dos Alpes Alimentos Ltda.	(a)	Industrialization and commercialization of products	Brazil	0.01	0.01

(1)	UAE – United Arab Emirates.
(a)	Dormant subsidiaries. The Company is evaluating the liquidation of these subsidiaries.
(b)	On January 18, 2021, 100% of the capital stock of Joody Al Sharqiya Food Production Factory LLC was acquired (note 1.2.1).
(c)	On March 9, 2021, the minority stake on BRF AFC was acquired, as described below.
(d)	On March 24, 2021, the subsidiary Perdigão International Ltd. was dissolved.
(e)	On March 30, 2021, the subsidiary FFQ GmbH was dissolved.
(f)	On May 4, 2021 the sale of shares held in Banvit Foods SRL was concluded, as described below.
(g)	On May 31, 2021, BRF GmbH purchased additional 0.09% interest in BRF Food LLC from BRF Global GmbH.
(h)	On May 31, 2021, BRF Global GmbH sold 0.09% interest in BRF Food LLC to BRF GmbH.
(i)	On July 30, 2021, BRF S.A. sold all the shares held in PP-BIO Administração de bem próprio S.A.
(j)	On August 02, 2021, 99% of the capital stock of Hercosul International S.R.L. was acquired by BRF Pet S.A., as per note 1.2.2
(k)	On August 02, 2021, 1% of the capital stock of Hercosul International S.R.L. was acquired by BRF S.A., as per note 1.2.2
(l)	On August 19, 2021, the subsidiary Sadia International Ltd. was dissolved.
(m)	On September 01, 2021, Paraguassu Participações S.A. was acquired by BRF Pet S.A., as per note 1.2.3
(n)	On September 01, 2021, Affinity Petcare Brasil Participações Ltda. was acquired by BRF Pet S.A., as per note 1.2.3
(o)	On October 21, 2021 it was approved the merger of BRF Austria GmbH into BRF GmbH retroactively to 01 January 2021 according to the Austrian law.

On March 9, 2021 the Company, through its wholly-owned subsidiary One Foods Holdings Ltd.(“One Foods”) acquired from Al Yasra Food Company W.L.L their minority stake of 25% of BRF Al Yasra Food K.S.C.C. (“BRF AFC”), entity located in Kuwait, responsible for the distribution of BRF products in the country. The transaction was concluded for the amount equivalent to R$238,421 (USD40,828) and from this date, BRF AFC became a wholly-owned subsidiary of One Foods. The amount paid is presented in the financing activities on the statement of cash flows and the difference between the amount paid and the book value of the participation acquired was recorded in Equity as Other Reserves, in the amount of R$79,673.

On May 4, 2021, Nutrinvestment BV and Banvit Bandirma Vitaminli, indirectly controlled subsidiaries of the Company, concluded the sale to Aaylex System Group S.A. of 100% of the shares held in Banvit Foods SRL, engaged in the activities of manufacture of animal feed and egg hatchery in Romania. The sale amount, received on that date, was equivalent to R$132,425 (EUR 20,300). In June, the parties established a price adjustment due to net debt and working capital, in the amount equivalent to R$13,059 (EUR2,157). In the nine-month period ended on September 30, 2021, the Company recognized a gain with the sale of R$76,148.

Except for the associate PR-SAD in which the Company records the investments by the equity method, all other entities shown in the table above were consolidated.

1.2.	Business combinations

1.2.1.   Joody Al Sharqiya Food Production Factory

On January 18, 2021, through its wholly-owned subsidiary Badi Limited ("Badi"), the Company concluded the acquisition of 100% of the capital stock of Joody Al Sharqiya Food Production Factory ("Joody Al"), a food processing company in Saudi Arabia. The fair value of the consideration transferred was equivalent to R$41,620 (SAR29,793) paid in cash, and from this date, Joody Al has become a wholly-owned subsidiary of Badi. The purchase price may be adjusted according to certain conditions established in the purchase agreement.

The goodwill of R$12,376 arising from the business combination consists mainly of the synergies expected with the combination of the operations of BRF and Joody Al, strengthening the Company’s presence in the Saudi Arabian market. The results and the goodwill are presented in the International segment (note 24).

The fair value of the acquired assets and assumed liabilities in the business combination is presented below:

Fair value at the acquisition date
Assets
Cash and cash equivalents	408
Inventories	832
Advances	232
Property, plant and equipment, net	30,128
31,600
Liabilities
Trade accounts payable	1,420
Taxes payable	550
Employee benefits	286
Other current liabilities	100
2,356

Net assets acquired	29,244

Fair value of consideration transferred	41,620

Goodwill	12,376

1.2.2.   Hercosul Group

On August 2, 2021 the Company concluded the acquisition of 100% of the capital stock of the companies that compose the Hercosul Group, after with the fulfillment of the conditions precedent. From this date, BRF Pet S.A. (“BRF Pet”) became owner of 100% of Gewinner Participações Ltda. and 99% of Hercosul International S.R.L. (“Hercosul International”) and BRF S.A. became owner of 1% of Hercosul International.

The initial fair value of the consideration transferred was of R$794,535 of which R$675,355 was paid in cash and R$119,180 will be paid in the next 4 years. The amount payable is subject to interest and was recorded as other liabilities, with subsequent changes recorded as financial expenses. According to conditions established in the acquisition contract, which are common to transactions of this nature, the value of the consideration may be adjusted based on the net debt, working capital and contingent assets of the Hercosul Group and for which the Company has used its best estimate at the disclosure date of this condensed consolidated interim financial information. There is no maximum amount defined for the price adjustment.

The Company incurred in expenses with advisors, lawyers and other related to the acquisition and integration of Hercosul Group in the amount of R$14,335 for the nine-month period ended on September 30, 2021, which were recognized under administrative expenses.

The preliminary goodwill of R$766,183 recognized in the acquisition consists mainly of the value of the synergies expected from the combination of the operations of BRF Pet, Hercosul Group and Mogiana Group and the value of the acquired intangibles, including brands, which reinforce BRF's presence in the pet food sector. The results, intangible assets with indefinite useful life and goodwill arising from this business combination are presented in Other segments (note 24).

Due to the size and complexity of the Hercosul Group operations, at the disclosure date of this condensed interim financial information, the evaluation by an independent party of the fair value of the assets acquired and liabilities assumed is in progress. The Company's current best estimate of the fair value of the assets and liabilities is presented below and reflected in the Company's condensed consolidated interim financial information:

	Fair value at the acquisition date
	Gewinner Participações Consolidated	Hercosul International
Assets
Cash and cash equivalents	17,743	4,402
Trade and other receivables	40,838	8,475
Inventories	34,355	9,623
Recoverable taxes	15,771	4,078
Advances	29,103	-
Property, plant and equipment, net	23,829	59,135
Intangible assets	647	393
Other assets	773	2,805
	163,059	88,911
Liabilities
Social and Labor Obligations	6,681	200
Trade accounts payable	66,760	8,320
Taxes payable	14,879	200
Loans and borrowings	65,825	29,555
Other liabilities	10,720	20,478
	164,865	58,753

Net assets acquired	(1,806)	30,158

Fair value of consideration transferred	726,186	68,349

Preliminary goodwill	727,992	38,191

In addition to the information presented above, the following assets will probably have fair value allocations in the business combination and have not yet been measured: inventories, trademarks, customer relationship and fixed assets. Management expects this report to be completed in the beginning of 2022, when the final allocation of the purchase price and its respective accounting effects will be determined.

This business combination contributed net revenue of R$32,458 and net income of R$2,016 from the acquisition date to September 30, 2021 in the condensed consolidated statement of income. If the business combination had taken place at the beginning of the nine-month period ended September 30, 2021, the consolidated net revenues for this period would have increased by R$198,168 and the consolidated net loss for the period would have increased by R$36,258.

1.2.3.   Mogiana Group

On September 1, 2021, the Company, through its wholly-owned subsidiary BRF Pet dedicated to the pet food sector, concluded the acquisition of Paraguassu Participações S.A. ("Paraguassu") and Affinity Petcare Brasil Participações Ltda. ("Affinity"), both owner of 100% of the capital stock of Mogiana Alimentos S.A. (together form the “Mogiana Group”), after fulfillment of all conditions precedent. Therefore, from this date, Paraguassu and Affinity became wholly-owned subsidiaries of BRF Pet.

The initial fair value of the consideration transferred was of R$435,773 of which R$290,225 was paid in cash and R$145,548 will be paid in the next 6 years. The amount payable is subject to interest and was recorded as other liabilities, with subsequent changes recorded as financial expenses. In addition, from the term value, R$60,000 will be deposited in an escrow account (restricted cash) after the first anniversary of the acquisition, as a guarantee for BRF Pet in case of eventual indemnities provided for in the acquisition contract. According to conditions established in the acquisition contract, which are common to transactions of this nature, the value of the consideration may be adjusted based on the net debt, working capital and contingent assets of Mogiana Alimentos S.A. and for which the Company has used its best estimate at the disclosure date of this condensed consolidated interim financial information. There is no maximum amount defined for the price adjustment.

The Company incurred in expenses with advisors, lawyers and other related to the acquisition and integration of Mogiana in the amount of R$8,146 for the nine-month period ended on September 30, 2021, which were recognized under administrative expenses.

The preliminary goodwill of R$283,426 recognized in the acquisition consists mainly of the value of the synergies expected from the combination of the operations of BRF Pet, Mogiana Group and Hercosul Group and the value of the acquired intangibles, including brands, which reinforce BRF's presence in the pet food sector. The results, intangible assets with indefinite useful life and goodwill arising from this business combination are presented in Other segments (note 24).

Due to the size and complexity of the Mogiana Group operations, at the disclosure date of this condensed interim financial information, the evaluation by an independent party of the fair value of the assets acquired and liabilities assumed is in progress. The Company's current best estimate of the fair value of the assets and liabilities is presented below and reflected in the Company's condensed consolidated interim financial information:

Mogiana Group Combined	Fair value at the acquisition date
Assets
Cash and cash equivalents	938
Marketable securities	29,842
Trade and other receivables	61,184
Inventories	55,334
Recoverable taxes	29,020
Property, plant and equipment, net	101,618
Intangible assets	1,064
Other assets	5,500
284,500
Liabilities
Trade accounts payable	55,838
Loans and borrowings	22,734
Lease liability	11,147
Taxes payable	10,438
Labor Obligations	6,296
Contingencies	8,363
Employee benefits	2,081
Deferred Taxes	750
Other liabilities	14,506
132,153

Net assets acquired	152,347

Fair value of consideration transferred	435,773

Preliminary goodwill	283,426

In addition to the information presented above, the following assets will probably have fair value allocations in the business combination and have not yet been measured: inventories, trademarks, customer relationship, non-compete agreement and fixed assets. Management expects this report to be completed in the beginning of 2022, when the final allocation of the purchase price and its respective accounting effects will be determined.

This business combination contributed net revenue of R$41,438 and net income of R$1,901 from the acquisition date to September 30, 2021 in the condensed consolidated statement of income. If the business combination had taken place at the beginning of the nine-month period ended on September 30, 2021, the consolidated net revenues for this period would have increased by R$329,418 and the consolidated net loss for the period would be reduced by R$27,955.

1.3.	Discontinued Operations

In the nine-month period ended on September 30, 2021, the Company completed the price adjustment process related to sale of Campo Austral S.A. and determined a preliminary price adjustment related to the sale of Avex S.A., which is subject to modifications until the final agreement is signed between the parties.

The referred price adjustment totaled an expense of R$59,270 (R$47,802 net of taxes) and are presented in Net Loss of Discontinued Operations, consistently with the practice adopted in the sale of the operations in 2019.

1.4.	Partnership – self-generation of energy

1.4.1.   Partnership with AES

On August 16, 2021, the Company entered into an investment agreement with a subsidiary of AES Brasil Energia S.A. to incorporate a joint venture for the construction of a wind energy park for self-generation in the wind farm complex of Cajuína, Rio Grande do Norte, with an installed capacity of 160MWm (average Megawatt), generating 80MWm to be supplied to the Company by means of a 15-year power purchase agreement.

Through this partnership, the Company is expected to meet about a third of its energy needs for the Brazilian operations and the operation of the park is scheduled to begin by 2024.

The closing of this partnership is subject to approval of the competent authorities and the verification of other usual conditions in operations of this nature.

1.4.2.   Partnership with PontoOn

On September 16, 2021, the Company together with Intrepid Participações S.A. (“Intrepid”) entered into a 15-year renewable energy power purchase agreement together with a call option agreement, which provides for the entry of BRF, through a holding company jointly held with Intrepid, aiming the construction of a sun energy self-generation plant in Mauriti and Milagres, Ceará, with an installed capacity of 320MWp (Megawatt-peak) generating, on average, 80MWm.

The call option agreement provides BRF with the right to acquire participation in Intrepid for a fixed price. Should BRF exercise the option, the Company will directly invest the approximate amount of R$50 million, to be disbursed during the Project’s development. The operation of the complex is scheduled to begin by 2024.

1.5.	Investigations involving BRF
1.5.1.	Carne Fraca and Trapaça operations

The Company has been subject to two investigations conducted by Brazilian governmental entities, denominated “Carne Fraca Operation” in 2017 and “Trapaça Operation” in 2018, as detailed in the financial statements for the year ended on December 31, 2020 (note 1.2). The Company’s Audit and Integrity Committee conducted independent investigations, along with the Independent Investigation Committee, composed of external members and with external legal advisors in Brazil and abroad with respect to the allegations involving BRF employees and former employees.

The main impacts observed as result of the referred investigations were recorded in Other Operating Expenses in the amount of R$8,554 for the nine-month period ended on September 30, 2021 (R$28,099 in the same period of the previous year) and R$412 for the three-month period ended on September 30, 2021 (R$4,027 in the same period of the previous year) mostly related to expenditures with lawyers, legal advisors and consultants.

In addition to the impacts already recorded, there are uncertainties about the outcome of these investigations which may result in penalties, fines and normative sanctions, right restrictions and other forms of liabilities, for which the Company is not able to make a reliable estimate of the potential losses. The outcomes may result in payments of substantial amounts, which may cause a material adverse effect on the Company’s financial position, results and cash flows in the future.

Regarding the investigations conducted by regulators offices and governmental entities in the United States of America about these operations, on February 25, 2021, the Division of Enforcement of the U.S. Securities and Exchange Commission (“SEC”) issued a letter to the Company stating that it has concluded its investigation and, based on information to date, does not intend to recommend an enforcement action by the SEC against the Company. On May 5, 2021, the U.S. Department of Justice (“DOJ”) issued a letter stating that it has closed its investigation against BRF, based on information to date. No sanctions or penalties were imposed against the Company.

1.5.2.	Governance enhancement

The Company has been taking actions to strengthen the compliance with its policies, procedures and internal controls.

Among the actions implemented, are: (i) strengthening in the risk management, specially compliance, (ii) continuous improvement of the Compliance, Internal Audit and Internal Controls departments, (iii) review and issuance of new policies and procedures specifically related to applicable anticorruption laws, (iv) review and enhancement of the procedures for reputational verification of business partners, (v) review and enhancement of the processes of internal investigation, (vi) expansion of the independent reporting channel, (vii) review of transactional controls, and (viii) review and issuance of new consequence policy for misconduct.

1.6.	Coronavirus (COVID-19)

On January 31, 2020 the World Health Organization announced that the COVID-19 is a global health emergency and on March 11, 2020 declared it a global pandemic. The outbreak has triggered significant decisions from governments and private sector entities, which in addition to the potential impact, increased the uncertainty level for the economic agents and may cause effects in the amounts recognized in the condensed interim financial information.

BRF continues to operate its industrial complexes, distribution centers, logistics, supply chain and administrative offices, even if temporarily and partially under remote work regime in some of the corporate offices. Therefore, until the date of approval of this interim financial information, there has been no relevant change in its production plan, operation and/or commercialization. Additionally, management has developed and implemented contingency plans to maintain the operations and monitors the effects of the pandemic through a permanent multidisciplinary monitoring committee, formed by executives, specialists in the public health area and consultants.

Due to the pandemic, the Company has incurred in direct expenditures, such as transportation, personnel, prevention, control and donations, which are presented in the statement of income (loss) within the following line items:

		2021		2020
	Jul - Sep	Jan - Sep	Jul - Sep	Jan - Sep
Cost of sales (1)	(41,391)	(163,047)	(99,019)	(273,308)
Selling expenses	(27,315)	(51,405)	(2,241)	(48,558)
General and administrative expenses	(3,714)	(20,661)	(43,911)	(69,976)
	(72,420)	(235,113)	(145,171)	(391,842)

(1)	In the nine months ended September 30, 2020 includes non-incremental expenditures related do idleness in the amount of R$55,926.

The management considered in its projections of results and cash flows, to the best of its knowledge, the effects and uncertainties regarding the pandemic. Due to the high volatility and uncertainty around the length and the impact of the pandemic, the Company will continue to monitor the situation and evaluate the impacts on assumptions and estimates used in preparing our financial reporting.

1.7.	U.S. Class Action

As disclosed in the Company’s Consolidated Financial Statements for the year ended December 31, 2020 (note 1.3), on March 27, 2020, the parties reached an agreement to settle the shareholder class action lawsuit filed against the Company, by the payment of an amount equivalent to R$204,436 (USD40,000). Since this event evidenced an existing condition as of December 31, 2019, the settlement was reflected in Other Operating Expenses (note 26), with a corresponding increase in deferred income tax of R$69,508 (note 10) in the year ended on December 31, 2019.

The Company is subject to the reporting requirements established by the Brazilian Corporation Law and the regulations of the Securities and Exchange Commission of Brazil (Comissão de Valores Mobiliários, or “CVM”). The liability of this class action lawsuit was not recognized in the financial statements filed with the CVM for the year ended December 31, 2019, which were filed on March 3, 2020. Therefore, the class action lawsuit was recognized in the interim financial information filed with the CVM for the nine months ended September 30, 2020. The main differences between these condensed consolidated interim financial information and those filed with the CVM, resulting from this event, are disclosed below.

	As filed with the CVM	Adjustment for class action settlement	As filed with the SEC	Corresponding notes
	09.30.20	09.30.20	09.30.20	09.30.20
Statement of income (loss)
Other operating income (expenses), net	(113,193)	204,436	91,243	24 and 26
Income taxes	(165,146)	(69,508)	(234,654)	10
Net income from continuing operations	487,606	134,928	622,534	22

1.8.	Seasonality

During the months of November and December of each year, the Company is impacted by seasonality in the Brazil operating segment due to Christmas and New Year’s Celebrations. The products that are relevant contributors are: turkey, Chester®, ham and pork cuts (hind leg/pork loin).

In the International operating segment, seasonality is due to Ramadan, which is the holy month of the Muslim calendar. The beginning of Ramadan depends on the beginning of the moon cycle and in 2021 occurred between April 13, 2021 and May 12, 2021.